GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

The following table summarizes the changes in goodwill for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022

Beginning balance	$5,747,000	$916,000
Acquisitions	357,000	4,831,000
Impairment	(6,104,000)	-
Ending balance	$-	$5,747,000

SCHEDULE OF FUTURE ANNUAL ESTIMATED AMORTIZATION EXPENSE

Future annual estimated amortization expense is as follows:

For the years ending December 31,
2024 (remaining nine months)	$690,591
2025	914,766
2026	837,730
2027	698,925
2028	389,486
Thereafter	417,346
Total	$3,948,844

Future annual estimated amortization expense is as follows:
For the years ending December 31,
2024	$920,266
2025	914,766
2026	837,730
2027	698,925
2028	389,486
Thereafter	417,346
Total	$4,178,519